Collaboration Agreements - Additional Information (Details1)	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue remaining performance obligations expected remaining contractual term	5 years 7 months 6 days